Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Intangible Assets

		Other intangible assets
	Goodwill $m	Marketing- related $m	Customer- related (i) $m	Contract- based $m	Total $m
At 31 December 2020
Cost/deemed cost	9,790	172	601	75	10,638
Accumulated amortisation (and impairment charges)	(758)	(85)	(361)	(61)	(1,265)
Net carrying amount	9,032	87	240	14	9,373

At 1 January 2020, net carrying amount	9,093	95	265	22	9,475
Translation adjustment	198	1	2	-	201
Reclassifications	-	-	-	(5)	(5)
Arising on acquisition (note 32)	157	2	29	-	188
Disposals	(6)	-	-	-	(6)
Amortisation charge for year (ii)	-	(11)	(56)	(3)	(70)
Impairment charge for year (iii)	(410)	-	-	-	(410)
At 31 December 2020, net carrying amount	9,032	87	240	14	9,373

The equivalent disclosure for the prior year is as follows:

At 31 December 2019
Cost/deemed cost	9,413	167	575	87	10,242
Accumulated amortisation (and impairment charges)	(320)	(72)	(310)	(65)	(767)
Net carrying amount	9,093	95	265	22	9,475

At 1 January 2019, net carrying amount	9,294	87	248	27	9,656
Translation adjustment	51	-	1	-	52
Arising on acquisition (note 32)	310	19	84	-	413
Disposals	(562)	(1)	(17)	-	(580)
Amortisation charge for year (ii)	-	(10)	(51)	(5)	(66)
At 31 December 2019, net carrying amount	9,093	95	265	22	9,475

At 1 January 2019
Cost/deemed cost	9,622	158	678	91	10,549
Accumulated amortisation (and impairment charges)	(328)	(71)	(430)	(64)	(893)
Net carrying amount	9,294	87	248	27	9,656

(i)	The customer-related intangible assets relate predominantly to non-contractual customer relationships.

(ii)	The amortisation charge primarily relates to customer-related intangible assets. The charge in 2019 and 2018 includes $2 million and $2 million respectively, relating to discontinued operations.

(iii)	Further details on note (iii) are set out overleaf .

Summary of Goodwill by Cash Generating Units

	Number of cash-generating units		Goodwill
	2020	2019	2020 $m	2019 $m

Americas Materials	5	7	4,057	3,997
Europe Materials	16	16	2,402	2,645
Building Products	1	2	2,573	2,451
Total Group	22	25	9,032	9,093

Summary of Key Sources of Estimation Uncertainty

		UK CGU
Additional impairment that would arise as a result of:		2020 $m
EBITDA (as defined)* margin	Decrease by 0.5%	69
Reduction in net cash flow	Decrease by 5.0%	85
Pre-tax discount rate	Increase by 0.5%	97

Summary of Significant Goodwill Amounts	The additional disclosures required for the three CGUs with significant goodwill are as follows:

	Americas Cement (i)		AMAT South	Building Products (i)
	2020	2019	2020	2020	2019
Goodwill allocated to the cash-generating unit at balance sheet date	$2,155m	$1,629m	$998m	$2,573m	$2,115m
Discount rate applied to the cash flow projections (real pre-tax)	7.7%	7.6%	8.0%	8.0%	8.4%
Average EBITDA (as defined)* margin over the initial 5-year period	48.5%	39.1%	17.8%	18.3%	18.3%
Value-in-use (present value of future cash flows)	$8,103m	$8,051m	$5,140m	$12,977m	$9,802m
Excess of value-in-use over carrying amount	$3,238m	$4,041m	$2,492m	$7,653m	$5,654m
Long-term growth rates	1.6%	1.8%	1.6%	1.6%	1.8%

(i)	2019 disclosures represent the prior year CGU classification of Americas Cement and Americas Building Products.

Summary of Key Assumptions and Sensitivity Analysis Relating to Cash Generating Units Explanatory	The table below identifies the amounts by which each of the following assumptions may either decline or increase to arrive at a zero excess of the present value of future cash flows over the book value of net assets in the three CGUs selected for sensitivity analysis disclosures:

Three cash-generating units
Reduction in EBITDA (as defined)* margin	1.5 to 3.7 percentage points
Reduction in profit before tax	9.9% to 23.6%
Reduction in net cash flow	8.7% to 21.3%
Increase in pre-tax discount rate	0.9 to 2.2 percentage points